UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 12.82%
Federal Home Loan Bank
0.065%, due 08/05/15[1]	10,000,000	9,999,964
0.070%, due 08/12/15[1]	10,000,000	9,999,825
0.155%, due 08/18/15[1]	10,000,000	9,999,354
Federal National Mortgage Association*
0.130%, due 12/09/15[1]	10,000,000	9,995,378
0.231%, due 03/21/16[1]	4,000,000	3,994,071
US Treasury Bills
0.180%, due 02/04/16[1]	3,000,000	2,997,225
0.220%, due 02/04/16[1]	5,000,000	4,994,347
US Treasury Note
0.250%, due 12/15/15	3,000,000	3,000,810

Total US government and agency obligations (cost — $54,980,974)		54,980,974

Certificates of deposit — 21.93%
Banking-non-US — 13.06%
Bank of Nova Scotia
0.338%, due 08/19/15[2]	5,000,000	5,000,000
Credit Industriel et Commercial
0.140%, due 08/05/15	5,000,000	5,000,000
DnB NOR Bank ASA
0.120%, due 08/05/15	10,000,000	10,000,000
Mizuho Bank Ltd.
0.250%, due 09/01/15	8,000,000	8,000,000
0.280%, due 10/20/15	4,000,000	4,000,000
Natixis
0.255%, due 08/03/15[2]	5,000,000	5,000,000
Norinchukin Bank Ltd.
0.160%, due 08/17/15	5,000,000	5,000,000
0.160%, due 08/20/15	7,000,000	7,000,000
Rabobank Nederland NV
0.295%, due 10/13/15	5,000,000	5,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	2,000,000	2,000,000

		56,000,000

Banking-US — 8.87%
BMO Harris Bank N.A.
0.310%, due 10/08/15	4,000,000	4,000,000
Citibank N.A.
0.200%, due 10/01/15	8,000,000	8,000,000
HSBC Bank USA
0.280%, due 08/03/15	3,000,000	3,000,000
0.400%, due 12/07/15	8,000,000	8,000,000

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
JPMorgan Chase Bank N.A.
0.320%, due 10/28/15	5,000,000	5,000,000
State Street Bank & Trust Co.
0.220%, due 11/09/15	10,000,000	10,000,000

		38,000,000

Total certificates of deposit (cost — $94,000,000)		94,000,000

Commercial paper[1] — 48.51%
Asset backed-miscellaneous — 21.69%
Albion Capital Corp.
0.150%, due 08/07/15	10,000,000	9,999,833
Antalis US Funding Corp.
0.200%, due 08/04/15	9,000,000	8,999,950
0.210%, due 08/21/15	4,000,000	3,999,580
Barton Capital Corp.
0.257%, due 08/17/15[2]	4,000,000	4,000,000
Fairway Finance Corp.
0.160%, due 08/11/15	5,000,000	4,999,822
0.260%, due 08/17/15	4,000,000	3,999,596
Gotham Funding Corp.
0.170%, due 08/12/15	5,000,000	4,999,787
Jupiter Securitization Co. LLC
0.500%, due 01/20/16	2,000,000	1,995,278
Liberty Street Funding LLC
0.250%, due 10/26/15	7,000,000	6,995,917
Manhattan Asset Funding Co. LLC
0.180%, due 08/25/15	5,000,000	4,999,450
Regency Markets No. 1 LLC
0.170%, due 08/18/15	10,000,000	9,999,292
Starbird Funding Corp.
0.200%, due 08/31/15	10,000,000	9,998,444
Thunder Bay Funding LLC
0.260%, due 11/12/15	5,000,000	4,996,353
Victory Receivables Corp.
0.190%, due 08/10/15	4,000,000	3,999,852
0.190%, due 08/14/15	5,000,000	4,999,710

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Working Capital Management Co.
0.150%, due 08/03/15	4,000,000	4,000,000

		92,982,864

Automotive OEM — 1.17%
PACCAR Financial Corp.
0.110%, due 08/03/15	5,000,000	5,000,000

Banking-non-US — 8.86%
Australia & New Zealand Banking Group Ltd.
0.277%, due 08/13/15[2]	4,000,000	4,000,000
Caisse Centrale Desjardins
0.165%, due 08/04/15	10,000,000	9,999,954
Mitsubishi UFJ Trust & Banking Corp.
0.160%, due 08/17/15	10,000,000	9,999,378
National Australia Bank Ltd.
0.415%, due 01/08/16	4,000,000	3,992,714
Sumitomo Mitsui Banking Corp.
0.170%, due 08/13/15	10,000,000	9,999,528

		37,991,574

Banking-US — 2.80%
Bedford Row Funding Corp.
0.110%, due 08/17/15	10,000,000	9,999,572
0.470%, due 01/04/16	2,000,000	1,995,979

		11,995,551

Energy-integrated — 2.33%
CNPC Finance HK Ltd.
0.400%, due 08/04/15	10,000,000	9,999,889

Finance-non-captive diversified — 0.93%
General Electric Capital Corp.
0.350%, due 10/02/15	4,000,000	3,997,667

Insurance-life — 5.37%
Massachusetts Mutual Life Insurance Co.
0.120%, due 08/11/15	10,000,000	9,999,733
MetLife Short Term Funding LLC
0.140%, due 08/27/15	3,000,000	2,999,720

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Insurance-life — (concluded)
0.150%, due 08/24/15	10,000,000	9,999,125

		22,998,578

Insurance-personal & casualty — 2.33%
USAA Capital Corp.
0.070%, due 09/01/15	10,000,000	9,999,436

Machinery-AG & construction — 3.03%
Caterpillar Financial Services Corp.
0.100%, due 08/04/15	13,000,000	12,999,964

Total commercial paper (cost — $207,965,523)		207,965,523

Repurchase agreements — 16.74%
Repurchase agreement dated 07/31/15 with Barclays Capital, Inc., 0.130% due 08/03/15, collateralized by $19 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/23 to 04/15/29, $30,600,000 US Treasury Note, 1.625% due 07/31/20 and $0 US Treasury Bond STRIP, zero coupon due 11/15/30; (value — $30,600,018); proceeds: $30,000,325	30,000,000	30,000,000
Repurchase agreement dated 07/31/15 with Goldman Sachs & Co., 0.120% due 08/03/15, collateralized by $41,899,000 Federal Home Loan Mortgage Corp. obligations, 1.600% to 1.840% due 01/09/20 to 04/08/20; (value — $42,024,258); proceeds: $41,200,412	41,200,000	41,200,000
Repurchase agreement dated 07/31/15 with State Street Bank and Trust Co., 0.000% due 08/03/15, collateralized by $610,946 Federal National Mortgage Association obligations, 1.960% to 2.170% due 11/07/22; (value — $588,361); proceeds: $576,000	576,000	576,000

Total repurchase agreements (cost — $71,776,000)		71,776,000

Total investments (cost — $428,722,497 which approximates cost for federal income tax purposes) — 100.00%		428,722,497

Liabilities in excess of other assets — 0.00%		(7,308)

Net assets (applicable to 428,711,246 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$428,715,189

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — July 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	54,980,974	—	54,980,974
Certificates of deposit	—	94,000,000	—	94,000,000
Commercial paper	—	207,965,523	—	207,965,523
Repurchase agreements	—	71,776,000	—	71,776,000
Total	—	428,722,497	—	428,722,497

At July 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 35 days.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	75.0%
Japan	10.3
Canada	4.0
France	2.3
Norway	2.3
China	2.3
Australia	1.9
Netherlands	1.2
United Kingdom	0.7

Total	100.0

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

OEM	Original Equipment Manufacturer
STRIP	Separate Trading of Registered Interest and Principal of Securities

Valuation of investments — Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2015.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $3,683,665,108.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $4,275,800,712.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $400,576,669.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $6,667,506,761.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $4,764,900,597.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $39,759,086.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $316,308,507.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $263,472,058.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $20,997,217.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $2,183,941,650.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $1,472,042,230.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2015 was $992,053,019.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2015